Regulatory Requirements (Tables)	6 Months Ended
Jun. 30, 2020
Regulatory Assets and Liabilities Disclosure [Abstract]
Schedule of actual amounts of capital
Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$387,081	$1,077,577	$690,496	278%
Lion Futures Limited	387,081	830,743	443,662	215%
Lion Asset Management Limited	12,903	36,757	23,854	285%
BC Wealth Management Limited	12,903	253,570	240,667	1965%
Lion Broker Limited (Cayman)	428,781	8,413,627	7,984,845	1962%
Total	$1,228,749	$10,612,274	$9,383,524	864%